Equity (Dividends Distributed to the Company's Shareholders) (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Gross Dividend Distributed		$ 251		$ 474	$ 1,166
Amount of the dividend per share (in $)		$ 0.2	[1]	$ 0.36	$ 0.9
February 8, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend					Mar. 08, 2022
Gross Dividend Distributed					$ 169
Amount of the dividend per share (in $)					$ 0.13
May 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend					Jun. 15, 2022
Gross Dividend Distributed					$ 307
Amount of the dividend per share (in $)					$ 0.24
July 26, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend					Sep. 14, 2022
Gross Dividend Distributed					$ 376
Amount of the dividend per share (in $)					$ 0.29
November 8, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend					Dec. 14, 2022
Gross Dividend Distributed					$ 314
Amount of the dividend per share (in $)					$ 0.24
August 8, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend				Sep. 13, 2023
Gross Dividend Distributed				$ 82
Amount of the dividend per share (in $)				$ 0.06
November 7, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend				Dec. 20, 2023
Gross Dividend Distributed				$ 68
Amount of the dividend per share (in $)				$ 0.05
May 9, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend	[2]			Jun. 14, 2023
Gross Dividend Distributed				$ 146
Amount of the dividend per share (in $)				$ 0.11
February 14, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend				Mar. 15, 2023
Gross Dividend Distributed				$ 178
Amount of the dividend per share (in $)				$ 0.14
February 26, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend	[1]	Mar. 26, 2024
Gross Dividend Distributed		$ 61
Amount of the dividend per share (in $)		$ 0.05
May 8, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend	[1]	Jun. 20, 2024
Gross Dividend Distributed		$ 59
Amount of the dividend per share (in $)		$ 0.05
August 12, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend	[1]	Sep. 18, 2024
Gross Dividend Distributed		$ 63
Amount of the dividend per share (in $)		$ 0.05
November 10, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend	[1]	Dec. 18, 2024
Gross Dividend Distributed		$ 68
Amount of the dividend per share (in $)		$ 0.05
February 25, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend	[1]	Mar. 25, 2025
Gross Dividend Distributed	[3]	$ 52
Amount of the dividend per share (in $)	[3]	$ 0.04

[1]	The record date is March 14, 2024, and the payment date is March 26, 2024.
[2]	The record date is March 1, 2023, and the payment date is March 15, 2023.
[3]	The record date is March 12, 2025, and the payment date is March 25, 2025.